Income taxes - Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefits	€ (253.1)	€ (249.7)	€ (215.5)
Deferred tax assets	1,940.7	1,872.3	1,672.8
Deferred tax liabilities	(46.1)	(122.6)	(51.5)
Deferred and other tax assets (liabilities)	€ 1,641.5	€ 1,500.0	€ 1,405.8